K&L Gates LLP

One Lincoln Street

Boston, MA 02111

George Zornada 617.261.3231 Fax: 617.261.3175 george.zornada@klgates.com

February 20, 2014

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

Washington, DC 20549

Re:	The Endowment PMF Master Fund L.P., File No. 811-22940

PMF Fund, L.P., File No. 811-22941

PMF TEI Fund, L.P., File No. 811-22942

To Whom it May Concern:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of The Endowment PMF Master Fund, L.P. (the “Master Fund”), the PMF Fund, L.P. (the “PMF Fund”) and the PMF TEI Fund, L.P. (“TEI Fund” and with Master Fund and PMF Fund, the “Funds”) are registration statements on Form N-2 (the “Registration Statements”) relating to each Fund’s establishment as a registered investment company. The Funds have each filed electronically a Notification of Registration on Form N-8A in conjunction with the Registration Statement filings.

Each Fund is a newly-organized, closed-end management investment company, and each Fund’s interests are exempt from registration under the Securities Act of 1933, as amended. The Funds are organized in a master-feeder structure, with PMF Fund and TEI Fund investing substantially all of their respective assets in the Master Fund. The Funds, which will not offer their interests for sale, are the result of a division of the portfolio of The Endowment Master Fund, L.P. (the “Endowment Fund”), a continuously offered, closed-end management company registered under the 1940 Act. The Endowment Fund’s division and matters related thereto were discussed extensively with the staff, led by Ms. Holly Hunter-Ceci. The Master Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. Endowment Advisers, L.P. is the investment adviser to the Funds and the Endowment Fund, and will manage the Master Fund’s liquidation activities.

The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the office of the Funds.

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Any questions should be directed to the undersigned at 617.261.3231 or Douglas Charton at 617.951.9192.

Sincerely,

/s/ George J. Zornada
George J. Zornada